Share-Based Compensation - Summary of Fair Value of Stock Options Valuation Assumptions (Detail) - Share-based Payment Arrangement, Option [Member] - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility Minimum		36.70%	35.20%	37.20%
Expected volatility Maximum		38.70%	44.20%	38.10%
Risk-free interest rate (per annum) Minimum		3.40%	1.44%	1.00%
Risk-free interest rate (per annum) Maximum		4.89%	3.97%	1.96%
Exercise multiples	[1]	2.8	2.8	2.8
Expected dividend yield		0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary shares		$ 0.29	$ 0.302	$ 0.37
Fair value of share option		0.29	0.302	0.37
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary shares		0.4	0.461	1.05
Fair value of share option		$ 0.4	$ 0.461	$ 1.05

[1]	Exercise multiples defines the early exercise strategy of the grantees and only applies to binomial option pricing model.